Revenue from contracts with customers	12 Months Ended
Jun. 30, 2020
Revenue from contracts with customers
Revenue from contracts with customers

4 Revenue from contracts with customers

4.1Disaggregation of revenue from contracts with customers

The principal activity of the Group is the operation of men's and women's professional football clubs. All of the activities of the Group support the operation of the football clubs and the success of the men’s first team in particular is critical to the ongoing development of the Group. Consequently the chief operating decision maker regards the Group as operating in one material segment, being the operation of professional football clubs.

All revenue derives from the Group’s principal activity in the United Kingdom. Revenue can be analysed into its three main components as follows:

	2020	2019	2018
	£’000	£’000	£’000
Sponsorship	182,709	173,010	172,982
Retail, merchandising, apparel & products licensing revenue	96,335	102,083	102,853
Commercial	279,044	275,093	275,835
Domestic competitions	115,415	148,018	155,123
European competitions	16,836	83,138	38,276
Other	7,952	10,054	10,738
Broadcasting	140,203	241,210	204,137
Matchday	89,794	110,819	109,786
	509,041	627,122	589,758

Revenue derived from entities accounting for more than 10% of revenue in either 2020, 2019 or 2018 were as follows:

	2020	2019	2018
	£’000	£’000	£’000
Customer A	118,069	150,959	155,932
Customer B	77,852	78,813	79,015
Customer C	52,269	<10%	<10%
Customer D	<10%	83,138	<10%

All non‑current assets, other than US deferred tax assets, are held within the United Kingdom.

4.2Assets and liabilities related to contracts with customers

Details of movements on assets related to contracts with customers are as follows:

Current contract
assets — accrued
revenue
£’000
At 1 July 2018	38,018
Recognized in revenue during the year	39,532
Cash received/amounts invoiced during the year	(38,018)
At 30 June 2019	39,532
Recognized in revenue during the year	44,383
Cash received/amounts invoiced during the year	(37,949)
At 30 June 2020	45,966

A contract asset (accrued revenue) is recognized if commercial, broadcasting or Matchday revenue performance obligations are satisfied prior to unconditional consideration being due under the contract.

The Group considered the current and expected future economic impact surrounding the COVID-19 pandemic and determined that there was no material impact on impairment of contract assets.

Details of movements on liabilities related to contracts with customers are as follows:

	Current contract	Non-current contract	Total contract
	liabilities –	liabilities –	liabilities –
	deferred revenue	deferred revenue	deferred revenue
	£’000	£’000	£’000
At 1 July 2018	(180,512)	(37,085)	(217,597)
Recognized in revenue during the year	180,512	—	180,512
Cash received/amounts invoiced during the year	(180,494)	(5,921)	(186,415)
Reclassified to current during the year	(9,652)	9,652	—
At 30 June 2019	(190,146)	(33,354)	(223,500)
Recognized in revenue during the year	183,186	—	183,186
Cash received/amounts invoiced during the year	(150,019)	—	(150,019)
Reclassified to current during the year	(14,595)	14,595	—
At 30 June 2020	(171,574)	(18,759)	(190,333)

Commercial, broadcasting and Matchday consideration which is received in advance of the performance obligation being satisfied is treated as a contract liability (deferred revenue). The deferred revenue is then recognized as revenue when the performance obligation is satisfied. The Group receives substantial amounts of deferred revenue prior to the previous financial year end which is then recognized as revenue throughout the current and, where applicable, future financial years.

4.3Accounting policies and significant judgments

Revenue is measured at the fair value of consideration received or receivable from the Group's principal activities excluding transfer fees and value added tax. The Group’s principal revenue streams are Commercial, Broadcasting and Matchday. The Group recognizes revenue when the transaction price can be determined; when it is probable that it will collect the consideration to which it is entitled; and when specific performance obligations have been met for each of the Group’s activities as described below.

In instances where the transaction price contains an element of variable or contingent consideration, revenue is recognized based on the most likely amount expected to be received, but only to the extent that it is highly probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable or contingent consideration is subsequently resolved.

(i)Commercial

Commercial revenue (whether settled in cash or value in kind) comprises revenue receivable from the exploitation of the Manchester United brand through sponsorship and other commercial agreements, including minimum guaranteed revenue, revenue receivable from retailing Manchester United branded merchandise in the United Kingdom and licensing the manufacture, distribution and sale of such goods globally, and fees for the Manchester United men’s first team undertaking tours.

Revenue is recognized over the term of the sponsorship agreement in line with the performance obligations included within the contract and based on the sponsorship rights enjoyed by the individual sponsor. In instances where the sponsorship rights remain the same over the duration of the contract, revenue is recognized as performance obligations are satisfied evenly over time (i.e. on a straight-line basis).

Retail revenue is recognized when control of the products has transferred, being at the point of sale to the customer. License revenue in respect of right to access licences is recognized in line with the performance obligations included within the contract, in instances where these remain the same over the duration of the contract, revenue is recognized evenly on a time elapsed (i.e. straight-line) basis. Sales-based royalty revenue is recognized only when the subsequent sale is made.

Significant estimates

A number of sponsorship contracts contain significant estimates in relation to the recognition of revenue in line with performance obligations. Minimum guaranteed revenue is recognized over the term of the sponsorship agreement in line with the performance obligations included within the contract and based on the sponsorship benefits enjoyed by the individual sponsor. In instances where the sponsorship rights remain the same over the duration of the contract, revenue is recognized as performance obligations are satisfied evenly over time (i.e. on a straight-line basis).

The Group has a 10-year agreement with adidas which began on 1 August 2015. The minimum guarantee payable by adidas over the term of the agreement is £750 million, subject to certain adjustments. Payments due in a particular year may increase if the club’s men’s first team wins the Premier League, FA Cup or Champions League, or decrease if the club’s men’s first team fails to participate in the Champions League for two or more consecutive seasons with the maximum possible increase being £4 million per year and the maximum possible reduction being 30% of the applicable payment for the year in which the second or other consecutive season of non-participation falls. Participation in the UEFA Champions League is typically secured via a top 4 finish in the Premier League or winning the UEFA Europa League. Revenue is currently being recognized based on management's estimate at 30 June 2020 that the full minimum guarantee amount is the most likely amount that will be received, as management does not expect two consecutive seasons of non-participation in the Champions League.

(ii)Broadcasting

Broadcasting revenue represents revenue receivable from all UK and overseas broadcasting contracts, including contracts negotiated centrally by the Premier League and UEFA.

Distributions from the Premier League comprise a fixed element (which is recognized evenly as each performance obligation is satisfied, i.e. as each Premier League match is played), facility fees for live coverage and highlights of domestic home and away matches (which are recognized when the respective performance obligation is satisfied, i.e. the respective match is played), and merit awards (which, being variable consideration, are recognized when each performance obligation is satisfied i.e. as each Premier League match is played, based on management’s estimate of where the men’s first team will finish at the end of the football season i.e. the most likely outcome).

Distributions from UEFA relating to participation in European competitions comprise market pool payments (which are recognized over the matches played in the competition, a portion of which reflects Manchester United’s performance relative to the other Premier League clubs in the competition), fixed amounts for participation in individual matches (which are recognized when the matches are played) and an individual club coefficient share (which is recognized over the group stage matches).

Delays to the completion of the 2019/20 Premier League season, UEFA and domestic cup competitions due to COVID-19, has resulted in the deferral of certain Broadcasting revenues, which will be recognized as and when the remaining matches are played across the various competitions i.e. when the respective performance obligations have been met. Further, due to the delay to the 2019/20 domestic football season (as a result of COVID-19) and changes to broadcasting schedules, Broadcasting revenues for the year ended 30 June 2020 have been reduced to reflect a Premier League rebate due to broadcasters. The total rebate for the 2019/20 season is expected to be approximately £14.0 million. The amount recognized for the year ended 30 June 2020 is based upon the expected Premier League finishing position as at 30 June 2020 and the number of home and away Premier League matches played to 30 June 2020, as a percentage of the total 2019/20 Premier League season fixtures.

(iii)Matchday

Matchday revenue is recognized based on matches played throughout the year with revenue from each match (including season ticket allocated amounts) only being recognized when the performance obligation is satisfied i.e. the match has been played. Revenue from related activities such as Conference and Events or the Museum is recognized as the event or service is provided or the facility is used.

Matchday revenue includes revenue receivable from all domestic and European match day activities from Manchester United games at Old Trafford, together with the Group’s share of gate receipts from domestic cup matches not played at Old Trafford, and fees for arranging other events at the Old Trafford stadium. As the Group acts as the principal in the sale of match tickets, the share of gate receipts payable to the other participating club and competition organizer for domestic cup matches played at Old Trafford is treated as an operating expense.

As a result of COVID-19, all matches played from June 2020 are behind closed doors therefore no additional Matchday revenue related to 2019/20 competitions is expected.